Proforma Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Proforma Financial Information [Abstract]
Schedule of Business Acquisition, Pro Forma Information	The proforma financial information for the Company and CXApp is as follows (in thousands):
For the Years Ended December 31, 2021
Revenues	$17,845
Net loss attributable to common stockholders	$(77,927)
Net loss per basic and diluted common share	$(50.30)
Weighted average common shares outstanding:
Basic and Diluted	1,549,160